Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes
Schedule of the Company's current and deferred tax expense (benefit)
	Year Ended December 31,
	2012	2011	2010
Current expense (benefit)	$1,842	$(432)	$3,760
Deferred (benefit) expense	(203)	205	290
Total income tax expense (benefit)	$1,639	$(227)	$4,050

Schedule of reconciliation of the federal income tax rate to the Company's effective income tax rate

	December 31,
	2012	2011	2010
Federal income tax rate:	35.0%	35.0%	35.0%
Reconciling items:
Tax exempt interest	(8.9)	(33.5)	(2.5)
Change in valuation allowance	0.0	(10.3)	0.1
Dividends-received deduction	(1.5)	(7.0)	(0.8)
Goodwill impairment*	0.0	0.0	2.4
Permanent nondeductible expenses	0.2	0.9	0.1
Other	0.3	0.2	0.1
Effective income tax rate:	25.1%	(14.7)%	34.4%

*  See Note 13 for further information on goodwill impairment.

Schedule of reconciliation of the beginning and ending amounts of unrecognized tax benefits

A reconciliation of the beginning and ending amounts of unrecognized tax benefits for the year ended December 31, 2012 is as follows:

Balance at beginning of year	$0
Additions based on tax positions related to the current year	0
Reductions based on tax positions related to the current year	0
Additions for tax positions of prior years	(235)
Reductions for tax positions of prior years	0
Settlements	235
Balance at end of year	$0

Schedule of significant deferred tax assets and deferred tax liabilities

	December 31,
	2012	2011
Deferred Tax Assets
Deferred gain on disposal of business	$931	$1,083
Investments, net	3,368	3,873
Deferred acquisition costs	951	933
Employee and post-retirement benefits	676	568
Compensation related	8	10
Other	111	86
Total deferred tax asset	6,045	6,553
Less valuation allowance	0	0
Deferred tax asset, net of valuation allowance	6,045	6,553
Deferred Tax Liabilities
Policyholder and separate account reserves	1,921	2,250
Net unrealized appreciation on securities	5,644	4,258
Other	45	418
Total deferred tax liability	7,610	6,926
Net deferred income tax liability	$(1,565)	$(373)